Fair Value Measurement	12 Months Ended
Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Abstract]
Fair Value Measurement

9. FAIR-VALUE MEASUREMENT

As of December 31, 2016 and 2017, available-for-sale investments recorded in short-term and long-term investments mainly include the convertible bonds and redeemable preferred shares. Those are measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition and are as follows:

	As of December 31, 2016
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Convertible bonds	—	10,240	—	10,240
Total:	—	10,240	—	10,240

	As of December 31, 2017
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Convertible bonds	—	14,130	—	14,130
Redeemable preferred shares	—	20,077	—	20,077
Total:	—	34,207	—	34,207

The Group measured the fair value of the convertible bonds based on the respective principals, expected returns and the estimated conversion value. Those convertible bonds are classified as level 2 measurement.

The Company measured the fair value of the redeemable preferred shares based on the recent transactions. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms. This investment is classified as level 2 measurement

No transfers occurred between different level fair-value measurements during the years presented.